Dykema Gossett PLLC Franklin Square, Third Floor West 1300 I Street N.W. Washington, DC 20005 www.dykema.com Tel: (202) 906-8600 Fax: (202) 906-8669

January 12, 2011	Via EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	John Hancock Trust Registration Statement on Form N-14 under the Securities Act of 1933
Ladies and Gentlemen:
     On behalf of John Hancock Trust (“JHT”), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the “Act”) JHT’s registration statement on Form N-14 under the Act (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganization providing for the acquisition of all of the assets, subject to all of the liabilities, of the Large Cap Value Trust, a series of JHT, by and in exchange for shares of the Equity-Income Trust, another series of JHT.
     It is proposed that the proxy statement/prospectus included in the Registration Statement will first be sent to shareholders on or about March 7, 2011.
     Please call me at 202-906-8712 or John W. Blouch of this office at 202-906-8714 if you have any questions or comments.
Very truly yours,
Dykema Gossett pllc
/s/ Bruce W. Dunne
Bruce W. Dunne
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